Warrants oustanding, exercise price (Details Narrative) - $ / shares	3 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Jul. 12, 2022	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.66	$ 1.17	$ 0.0001
Warrant Price 3. 75 [Member]
Class of Warrant or Right [Line Items]
Number of shares	48,395
Weighted average remianing years	4 months 28 days
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 3.75
Warrant [Member]
Class of Warrant or Right [Line Items]
Number of shares	546,336	3,664,168		2,053,145	1,089,474
Weighted average remianing years	3 years 3 months 10 days	4 years 10 months 20 days
Number of shares		3,664,168
Warrant Price 0. 9457 [Member]
Class of Warrant or Right [Line Items]
Weighted average remianing years		5 years 2 months 15 days
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.9475
Number of shares		3,166,227
Warrant Price 2. 50 [Member]
Class of Warrant or Right [Line Items]
Weighted average remianing years		2 years 10 months 17 days
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 2.50
Number of shares		486,173
Warrant Price 5. 00 [Member]
Class of Warrant or Right [Line Items]
Weighted average remianing years		7 months 28 days
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 5.00
Number of shares		11,768